DEBT AND CREDIT FACILITIES - US Dollar Incremental Loan (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jun. 23, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amount borrowed		$ 2,000.0	$ 167.4	$ 169.0
Unamortized deferred financing costs - term loans		40.6		39.6	$ 44.6
Unamortized original issue discount		$ 9.0		6.2	$ 3.4
Secured Debt | Senior Secured Credit Facilities - US Dollar Incremental Term Loan
Debt Instrument [Line Items]
Debt face amount	$ 150.0
Amount borrowed	144.5
Deferred financing costs	1.7
Unamortized deferred financing costs - term loans				1.5
Original issue discount	$ 3.8
Unamortized original issue discount				$ 3.3